Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Shareholders Equity
Shareholders’ equity

26.	Shareholders’ equity

As of December 31, 2025, the total number of Class A ordinary shares of the Company outstanding was 2,288,291 (2023: 654,953) with a par value of $0.0035.

During the year, as part of the ATM, Parent sold 347,283 (2024: 2,345,452 ) class A ordinary shares for net proceeds of $2,708,022 (€2,314,464).

During the year a number of employees exercised their RSUs. In connection with this exercise, Fusion Fuel instructed their broker to issue 107,500 shares and transfer the relevant amounts to the various employees accounts.

Other issuances of Class A ordinary shares during the year comprised the following:

●	Commitment shares: 13,890 shares issued (€49k) in connection with financing arrangements entered into during the year.

●	Macquarie note conversions: 98,046 shares issued (€574k) on conversion of the Macquarie convertible promissory notes. The notes were fully converted during the year (refer to Note 24 - Derivative Financial Instruments).

●	Reverse split rounding: 63,333 shares issued (€222) arising from the rounding adjustment following the reverse share split effected during the year.

●	Keystone note conversion: 492,715 shares issued (€1,939k) on conversion of the Keystone convertible note.

●	July PIPE issuance and exercise: 335,898 shares issued (€268k) under the July 2025 PIPE financing and associated warrant exercises.

●	December PIPE reprice and exercise: 274,887 shares issued (€620k) in connection with the repricing and exercise of warrants under the December 2025 PIPE financing.

●	Service warrants: 7,286 shares issued (€172k) on exercise of warrants granted for services.

The 4,171,327 Series B Preferred Shares issued in November 2024 in connection with the QIND acquisition remained outstanding at 31 December 2025. These shares are convertible into Class A ordinary shares at a ratio of 1:10 subject to satisfaction of closing conditions. The share capital of Fusion Fuel Green plc is as follows:

	Number of common shares	€’000	Number of preferred shares	€’000
Opening balance – January 1, 2024 (restated)	426,257	3	-	-
Issue of shares	228,696	-	-	-
Closing balance – December 31, 2024 restated	654,953	3	-	-
Issue of shares – ATM	347,283	-	-	-
Issue of shares – PIPE	610,785	-	-	-
Issue of shares – Macquarie/Keystone	590,761	-	-	-
Issue of shares – commitment/service	21,176	-	4,171,327	-
Reverse split rounding	63,333	-	-	-
QIND stock conversion	-	(4)	-	-

Closing balance – December 31, 2025	2,288,291	(1)	4,171,327	-

Share rights

The Class A ordinary shareholders have the right to exercise one vote at any general meeting of the Company, to participate pro rata in all the dividends declared by the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

The Series B Preferred Shares were issued as part of the acquisition of Quality Industrial Corp. As part of the consideration Parent issued a combination of Class A ordinary shares and 4,171,327 preferred shares, which are convertible into 41,713,270 ordinary shares upon shareholder approval and Nasdaq listing clearance. Holders do not possess voting rights, except in matters directly affecting the rights or preferences of the Series B Preferred Shares.

Public Warrants

The functional currency of the Company is the Euro and, as the exercise price of the Company’s share purchase warrants was fixed in U.S. Dollars, the warrants were classified as derivative financial liabilities at fair value through profit or loss.

As of 31 December 2025, all public warrants had expired in accordance with their terms and the related derivative liability was fully derecognised.

Public warrants	€’000
Balance – December 31, 2024	177
Fair value on initial recognition of derivative liabilities
(Decrease) / increase due to conversions during period
(Decrease) / increase due to derecognition during period	(15)
(Gain) / loss due to fair value movements during period	(161)
(Gain) / loss due to fair value movements at remeasurement
Reclassification of convertible notes on consolidation
Balance – December 31, 2025	-

Service related warrants - HTOO

On July 4, 2024, the Company issued a warrant to H&P Advisory Limited to purchase 13,906 Class A ordinary shares at an exercise price of $1.6540 per share before the reverse split in 2025. Post reverse split to H&P Advisory Limited to purchase 398 Class A ordinary shares at an exercise price of $57.89 per share. The warrant is exercisable at any time until July 4, 2029, and includes a cashless exercise option.

On November 1, 2024, Fusion Fuel Green PLC issued a warrant to Bevilacqua PLLC to purchase up to 255,000 Class A ordinary shares at an exercise price of $0.14 per share, in connection with legal services provided under an engagement agreement. In 2025, Bevilacqua exercised the warrants and received 7,286 shares on a post-reverse split basis.

On December 31, 2025, Fusion Fuel Green PLC issued a warrant to Bevilacqua PLLC to purchase up to 71,429 Class A ordinary shares at an exercise price of $0.88 per share, in connection with legal services provided under an engagement agreement. As of April 14, 2026, Bevilacqua PLLC has exercised the warrants and received 71,429 shares.

Warrants issued to service providers are accounted for in accordance with IFRS 2. The fair value of the warrants was measured at the grant date using the Black-Scholes option pricing model. This amount is recognized as an expense with a corresponding credit to equity, specifically within the share-based payments reserve. This balance is not required to be subsequently remeasured after initial recognition. The key inputs used in the option pricing model use to value these warrants are displayed in the table below.

Service related warrants - QIND

During 2023, QIND recognised service related warrants. These amounts are included in the share premium figure on consolidation. The key inputs used in the option pricing model use to value these warrants are displayed in the table below.

	HP Warrant	Bevil Warrant	QIND Warrant #1	QIND Warrant #2

Volatility	139.93%	139.93%	80.00%	80.00%
Expected term in years	5	4	5	5
Dividend rate	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	4.5%	4.2%	3.0%	3.0%
Hurdle price	-	-	-	-
Exercise price	$1.65	$0.01	$0.58	$3.50
Share price	$1.29	$0.62	$0.49	$0.61
Fair value of warrant on grant date	€14,779	€136,591	€56,602	€8,854

Compound equity instruments

During the year, the Group acquired convertible loan notes through its subsidiary, Quality Industrial Corp. (“QIND”). Under US GAAP, these instruments are recognised as simple debt instruments in the financial statements of QIND. However, in preparing the Group’s consolidated financial statements under IFRS, the instruments were reassessed in accordance with IAS 32 and determined to meet the definition of compound financial instruments.

The convertible notes contain both a contractual obligation to deliver cash (a liability component) and an equity conversion feature. The terms of the conversion feature were assessed and determined to meet the “fixed-for-fixed” criterion under IAS 32, as the notes are convertible into a fixed number of the Group’s ordinary shares for a fixed amount of consideration.

As such, the instrument was bifurcated into liability and equity components at initial recognition. The liability component was measured at fair value using the effective interest rate method, and the residual amount was allocated to the equity component, which has been recognised in a separate reserve within equity titled the Convertible Note Reserve. This reserve represents the value attributable to the holders’ conversion rights and will remain within equity unless the notes are converted or otherwise extinguished. This amount does not get subsequently remeasured at each reporting date.